UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
               (Exact name of registrant as specified in charter)


                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B)
AUGUST 31, 2009 (UNAUDITED)

   SHARES                        DESCRIPTION                                                             VALUE
------------- ----------------------------------------------------------------                      --------------

 COMMON STOCKS - 83.5%

              AUSTRALIA - 16.4%
    3,727,779 Envestra Ltd. ..................................................................      $    1,543,854
   11,266,894 SP AusNet ......................................................................           7,332,548
    7,614,256 Spark Infrastructure Group .....................................................           6,886,067
    1,083,005 Transurban Group ...............................................................           3,698,042
                                                                                                    --------------
                                                                                                        19,460,511
                                                                                                    --------------
              CANADA - 3.1%
       58,300 Enbridge, Inc. .................................................................           2,178,095
       50,800 TransCanada Corp. ..............................................................           1,512,747
                                                                                                    --------------
                                                                                                         3,690,842
                                                                                                    --------------
              FRANCE - 4.0%
       37,208 Aeroports de Paris .............................................................           3,199,438
       29,644 Vinci SA .......................................................................           1,590,485
                                                                                                    --------------
                                                                                                         4,789,923
                                                                                                    --------------
              GERMANY - 7.0%
       96,973 E.On AG ........................................................................           4,102,522
       36,067 Fraport AG .....................................................................           1,821,085
       58,564 Hamburger Hafen Und Logistik AG ................................................           2,447,373
                                                                                                    --------------
                                                                                                         8,370,980
                                                                                                    --------------
              ITALY - 14.5%
      284,461 Atlantia SPA ...................................................................           6,329,149
      798,950 Enel SPA .......................................................................           4,707,521
      644,301 Snam Rete Gas SPA ..............................................................           2,992,710
      867,115 Terna SPA ......................................................................           3,194,778
                                                                                                    --------------
                                                                                                        17,224,158
                                                                                                    --------------
              JAPAN - 3.1%
       33,078 East Japan Railway Co. .........................................................           2,161,357
      382,155 Tokyo Gas Co. Ltd. .............................................................           1,531,906
                                                                                                    --------------
                                                                                                         3,693,263
                                                                                                    --------------
              NEW ZEALAND - 1.8%
    1,836,011 Auckland International Airport, Ltd. ...........................................           2,188,036
                                                                                                    --------------
              SPAIN - 12.2%
      158,603 Albertis Infraestructuras S.A. .................................................           3,450,403
       70,964 Cintra Concesiones de Infraestructuras de Transporte SA ........................             628,214
      220,036 Enagas SA ......................................................................           4,342,110
      128,357 Red Electrica Corp. SA .........................................................           6,017,252
                                                                                                    --------------
                                                                                                        14,437,979
                                                                                                    --------------
              SWITZERLAND - 1.4%
        6,325 Flughafen Zuerich AG ...........................................................           1,708,329
                                                                                                    --------------


                See Notes to Quarterly Portfolio of Investments           Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

   SHARES                        DESCRIPTION                                                             VALUE
------------- ----------------------------------------------------------------                      --------------

              COMMON STOCKS - (CONTINUED)

              UNITED KINGDOM - 9.3%
      397,561 Pennon Group plc ...............................................................      $    2,983,632
      376,072 Severn Trent plc ...............................................................           5,993,698
      273,564 United Utilities plc ...........................................................           2,016,540
                                                                                                    --------------
                                                                                                        10,993,870
                                                                                                    --------------
              UNITED STATES - 10.7%
       76,700 American Water Works Co. .......................................................           1,541,670
       62,530 Exelon Corp. ...................................................................           3,127,751
       83,574 ITC Holdings Corp. .............................................................           3,892,877
      174,929 Northeast Utilities ............................................................           4,161,561
                                                                                                    --------------
                                                                                                        12,723,859
                                                                                                    --------------
              TOTAL COMMON STOCKS ............................................................          99,281,750
                                                                                                    --------------
              (Cost $110,607,575)

 MASTER LIMITED PARTNERSHIPS - 6.6%

              UNITED STATES - 6.6%
       62,100 Energy Transfer Partners, L.P. .................................................           2,517,534
       90,450 Enterprise Products Partners, L.P. .............................................           2,442,150
       79,681 Magellan Midstream Partners, L.P. ..............................................           2,887,639
                                                                                                    --------------

              TOTAL MASTER LIMITED PARTNERSHIPS ..............................................           7,847,323
                                                                                                    --------------
              (Cost $6,725,360)

 CANADIAN INCOME TRUSTS - 8.7%

      368,860 Consumers' Waterheater Income Fund .............................................           1,856,514
      404,197 Northland Power Income Fund ....................................................           3,858,286
      321,849 Pembina Pipeline Income Fund ...................................................           4,545,134
        9,300 Pembina Pipeline Income Fund (c) ...............................................             131,334
                                                                                                    --------------

              TOTAL CANADIAN INCOME TRUSTS ...................................................          10,391,268
                                                                                                    --------------
              (Cost $9,890,284)

 PRINCIPAL                                                               RATINGS (D)                     STATED
   VALUE       DESCRIPTION                                              MOODY'S   S&P         COUPON    MATURITY (E)     VALUE
-----------   ----------------------                                  ------------------    ---------   ----------    -----------
 SENIOR FLOATING-RATE LOAN INTERESTS (F) - 26.0%

              CABLE & SATELLITE - 1.7%
$   1,000,000 CSC Holdings Inc., Term Loan, Extended Maturity ......      Baa3     BBB-       2.07%       03/29/16      985,250
      324,144 UPC Distribution Holdings B.V.,Term Loan N ...........       Ba3      B+        2.03%       12/31/14      305,506
      175,856 UPC Distribution Holdings B.V.,Term Loan T ...........       Ba3      B+        3.78%       12/31/16      169,408
      500,000 UPC Distribution Holdings B.V.,Term Loan T, Add-On ...       Ba3      B+        3.76%       12/31/16      491,250
                                                                                                                    -----------
                                                                                                                      1,951,414
                                                                                                                    -----------

Page  2             See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

 PRINCIPAL                                                               RATINGS (D)                     STATED
   VALUE       DESCRIPTION                                              MOODY'S   S&P         COUPON    MATURITY (E)     VALUE
-----------   ----------------------                                  ------------------    ---------   ----------    -----------
 SENIOR FLOATING-RATE LOAN INTERESTS (F) - (CONTINUED)

              ELECTRIC UTILITIES - 5.0%
$   1,579,114 Astoria Generating Co., Acquisitions, LLC,
                Term Loan B ........................................        B1      BB-   2.03%-2.10%     02/23/12  $ 1,500,158
      319,848 Covanta Energy Corp., Synthetic Letter of Credit .....       Ba1      BB        2.10%       02/09/14      305,988
      635,073 Covanta Energy Corp., Term Loan B ....................       Ba1      BB        1.81%       02/09/14      607,553
    1,000,000 Mirant North America, LLC, Term Loan .................       Ba2      BB        2.01%       01/03/13      955,357
    2,025,275 NRG Energy, Inc., Synthetic Letter of Credit .........      Baa3      BB+       2.35%       02/01/13    1,909,972
      649,954 NRG Energy, Inc., Term Loan B ........................      Baa3      BB+   2.01%-2.35%     02/01/13      612,951
                                                                                                                    -----------
                                                                                                                      5,891,979
                                                                                                                    -----------
              ENVIRONMENTAL & FACILITIES SERVICES - 2.5%
       18,020 EnergySolutions, LLC, Synthetic Letter of Credit .....       Ba2      NR (g)    2.52%       06/07/13       17,119
    1,641,509 EnergySolutions, LLC, Synthetic Letter of Credit, Add-On     Ba2      NR (g)    2.52%       08/09/13    1,559,434
      121,316 EnergySolutions, LLC, Term Loan (Duratek) ............       Ba2      NR (g)    2.53%       06/07/13      114,340
      227,755 EnergySolutions, LLC,Term Loan (EnergySolutions) .....       Ba2      NR (g)    2.53%       06/07/13      214,659
    1,516,757 EnviroSolutions Real Property Holdings, Inc.,
                Initial Term Loan (h) ..............................      Caa1     CCC       11.00%       07/07/12    1,097,121
                                                                                                                    -----------
                                                                                                                      3,002,673
                                                                                                                    -----------
              GAS UTILITIES - 0.7%
      832,005 Atlas Pipeline Partners, L.P., Term Loan .............        B1       B        6.75%       07/27/14      809,124
                                                                                                                    -----------
              HEALTH CARE FACILITIES - 3.2%
    1,382,437 HCA Inc., Term Loan B ................................       Ba3      BB        2.85%       11/18/13    1,301,027
      801,553 Health Management Associates Inc., Term Loan B .......        B1      BB-       2.35%       02/28/14      751,206
      945,840 Lifepoint Hospitals Inc., Term Loan B ................       Ba1      BB        2.02%       04/15/12      916,519
      889,609 Select Medical Corp., Term Loan B-1 ..................       Ba2       B+    4.16%-6.00%    08/22/14      836,233
                                                                                                                    -----------
                                                                                                                      3,804,985
                                                                                                                    -----------
              HEALTH CARE SERVICES - 1.2%
       71,494 CHS/Community Health Systems, Inc.,
                Delayed Draw Term Loan .............................       Ba3      BB        2.51%       07/25/14       66,601
    1,401,423 CHS/Community Health
                Systems, Inc.,
                Term Loan ..........................................       Ba3      BB     2.51%-2.62%    07/25/14    1,305,514
                                                                                                                    -----------
                                                                                                                      1,372,115
                                                                                                                    -----------

              See Notes to Quarterly Portfolio of Investments           Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

 PRINCIPAL                                                               RATINGS (D)                     STATED
   VALUE       DESCRIPTION                                              MOODY'S   S&P         COUPON    MATURITY (E)     VALUE
-----------   ----------------------                                  ------------------    ---------   ----------    -----------
 SENIOR FLOATING-RATE LOAN INTERESTS (F) - (CONTINUED)

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.7%
$   1,107,960 Bicent Power, LLC,  Term Loan First Lien .............       Ba3      BB-       2.60%       06/30/14  $ 1,013,783
       63,395 Coleto Creek Power, L.P.,  Synthetic Letter of Credit         B1       B+       3.35%       06/28/13       56,897
      870,869 Coleto Creek Power, L.P.,  Term Loan First Lien ......        B1       B+    3.01%-3.35%    06/28/13      781,605
    1,000,000 Dynegy Holdings, Inc.,  Synthetic Letter of Credit ...       Ba2      BB-       4.02%       04/02/13      961,000
      933,333 Longview Power, LLC,  Delayed Draw Term Loan .........       Ba3      BB        2.94%       02/28/14      760,667
      266,667 Longview Power, LLC,  Synthetic Letter of Credit .....       Ba3      BB        2.88%       02/28/14      217,333
      800,000 Longview Power, LLC,  Term Loan B ....................       Ba3      BB        2.94%       02/28/14      652,000
                                                                                                                    -----------
                                                                                                                      4,443,285
                                                                                                                    -----------
              MANAGED HEALTH CARE - 2.3%
      708,680 IASIS Healthcare Corp., Delayed Draw Term Loan .......       Ba2       B+       2.26%       03/15/14      667,931
      190,890 IASIS Healthcare Corp., Synthetic Letter of Credit ...       Ba2       B+       2.26%       03/15/14      179,914
    2,047,882 IASIS Healthcare Corp.,Term Loan .....................       Ba2       B+       2.26%       03/15/14    1,930,128
                                                                                                                    -----------
                                                                                                                      2,777,973
                                                                                                                    -----------
              MULTI-UTILITIES - 1.5%
    2,000,000 KGEN, LLC, SyntheticLetter of Credit .................        B1      BB        2.38%       02/08/14    1,830,000
                                                                                                                    -----------
              OIL & GAS EQUIPMENT & SERVICES - 1.3%
      583,416 Targa Resources, Inc., Synthetic Letter of Credit ....       Ba3       B+       2.60%       10/31/12      571,504
    1,003,329 Targa Resources, Inc., Term Loan .....................       Ba3       B+    2.26%-2.60%    10/31/12      982,844
                                                                                                                    -----------
                                                                                                                      1,554,348
                                                                                                                    -----------
              OIL & GAS EXPLORATION & PRODUCTION - 1.2%
    2,205,936 SemCrude, L.P., Term Loan (i) (j) ....................        NR      NR        5.75%       03/16/11    1,415,477
                                                                                                                    -----------
              OIL & GAS STORAGE & TRANSPORTATION - 0.8%
    1,000,000 Energy Transfer Equity, L.P., Term Loan B ............       Ba2      NR        2.21%       11/01/12      968,571
                                                                                                                    -----------
              WIRELESS TELECOMMUNICATION SERVICES - 0.9%
    1,065,595 Windstream Corp., Term Loan B1 .......................      Baa3     BBB     1.78%-2.02%    07/17/13    1,030,963
                                                                                                                    -----------
              TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................................................   30,852,907
                                                                                                                    -----------
              (Cost $33,406,670)

Page  4             See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

              TOTAL INVESTMENTS - 124.8% ......................................................................   $ 148,373,248
                                                                                                                  -------------
              (Cost $160,629,889) (k)

              OUTSTANDING LOAN - (26.0)% ......................................................................     (30,900,000)
              NET OTHER ASSETS AND LIABILITIES - 1.2% .........................................................       1,407,162
                                                                                                                  -------------
              NET ASSETS - 100.0% .............................................................................   $ 118,880,410
                                                                                                                  =============

-----------------------------
      (a) All percentages shown in the Portfolio of Investments are based on net assets.
      (b) All or a portion of the securities are available to serve as collateral on the outstanding loan.
      (c) This security is restricted and cannot be offered for public sale w ithout first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1E - Restricted Securities in the Notes to Quarterly Portfolio of Investments.)
      (d) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
      (e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
      (f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
           (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.
      (g) This Senior Loan Interest was privately-rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (h) This investment is a Senior Secured Payment-in-Kind Election Note subject to a ratings-based pricing grid whereby at current ratings, L+7.75% of interest per annum is to be paid in cash and 1.50% of interest per annum is to be paid by the issuer at its option (i) entirely in cash, or (ii) by capitalizing the amount of such interest (i.e., by adding the amount thereof on such date to the then unpaid principal amount of such loans). Interest is to be paid quarterly. Additionally, the loan is subject to a LIBOR floor of 3.25%, bringing the total coupon to 11%. NOTE: PIK interest increased from 1% to 1.5% as of 7/1/09.
      (i)  This borrower has filed for protection in federal bankruptcy court.
      (j)  Non-income producing security.
      (k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,788,076 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,044,717.
      NR   Not Rated


              See Notes to Quarterly Portfolio of Investments           Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A- Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2              LEVEL 3
                                               TOTAL MARKET          LEVEL 1         SIGNIFICANT         SIGNIFICANT
                                                 VALUE AT            QUOTED          OBSERVABLE         UNOBSERVABLE
VALUATION INPUTS                                08/31/2009           PRICES            INPUTS              INPUTS
-----------------------------------------      --------------     -------------    --------------       ------------
Common Stocks* ..............................  $   99,281,750     $  99,281,750    $           --       $         --
Master Limited Partnerships* ................       7,847,323         7,847,323                --                 --
Canadian Income Trusts* .....................      10,391,268        10,391,268                --                 --
Senior Floating-Rate Loan Interests* ........      30,852,907                --        30,852,907                 --
                                               --------------     -------------    --------------       ------------
Total Investments ...........................  $  148,373,248     $ 117,520,341    $   30,852,907       $         --
                                               ==============     =============    ==============       ============

*See Portfolio of Investments for country breakout.

                                         % OF TOTAL
INDUSTRY CLASSIFICATION(1)              INVESTMENTS
Electric Utilities                        24.6%
Transportation Infrastructure             18.6
Gas Utilities                             16.5
Water Utilities                            7.1
Multi-Utilities                            6.0
Power Generation                           2.6
Energy Equipment & Services                1.5
Diversified Consumer Services              1.2
Construction & Engineering                 1.1
------------------------------------------------
                                  Total   79.2%
                                         ======

(1) Represents the industry classification breakdown for the Core Component of the Fund's portfolio, which includes Common Stocks, Master Limited Partnerships and Canadian Income Trust securities. It excludes the Senior Loan Component of the Fund's portfolio, which industry classification is disclosed in Portfolio of Investments and makes up the remaining 20.8% of the Fund's portfolio.

Page  6             See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to valuation procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange, other than the NASDAQ National Market ("NASDAQ"), are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

              See Notes to Quarterly Portfolio of Investments            Page  7

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     o Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-tiered hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included with the Fund's Portfolio of Investments.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. At August 31, 2009, there were no outstanding repurchase agreements.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. As of August 31, 2009, the Fund had no unfunded loan commitments.

Page  8         See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2009 (UNAUDITED)
E. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at August 31, 2009 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for this issuer.

                                      ACQUISITION                  VALUE         CURRENT                      % OF
SECURITY                                  DATE         SHARES    PER SHARE    CARRYING COST       VALUE     NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Pembina Pipeline Income Fund             4/30/09        9,300      $14.12       $  101,759      $  131,334     0.11%
                                                                                ==========      ==========    =====

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
             DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------



By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.